Accounts Receivable, Net	6 Months Ended
Jun. 30, 2018
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of	As of
	June 30, 2018	December 31, 2017
Trade accounts receivable	$24,003,606	$24,112,852
Less: allowance for doubtful accounts	(233,047)	(201,526)
Accounts receivable, net	$23,770,559	$23,911,236